Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock options valuation assumptions

These options had a fair value of $151,100, using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.55%
Expected dividend yield	0%
Expected volatility	139.48%
Expected term	3.5 years

These options had a fair value of $79,000, using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.12% – 1.47%
Expected dividend yield	0%
Expected volatility	61.89% - 99.21%
Expected term	3.75 years

These options had a fair value of $8,800, using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.94%
Expected dividend yield	0%
Expected volatility	166.35%
Expected term	3.5 years

Schedule of stock option activity

The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2017:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2016	434,998	$2.59	1.7	$—
Granted	265,000	0.70
Exercised	—	—
Forfeited or Canceled	(196,331)	(2.93)
Outstanding – September 30, 2017	503,667	$1.46	3.3	$—

Exercisable – September 30, 2017	236,166	$2.27	1.9	$—

The following table summarizes the Company’s stock option activity for the year ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2015	575,685	$2.75	3.0	$1,509
Granted	10,000	1.00
Exercised	-	-
Forfeited or Canceled	(150,687)	3.10
Outstanding – December 31, 2016	434,998	$2.59	1.7	$-

Exercisable – December 31, 2016	389,997	$2.74	1.4	$-

Schedule of stock option activity for non-vested options

The following table summarizes the Company’s stock option activity for non-vested options for the nine months ended September 30, 2017:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2016	45,001	$0.86
Granted	265,000	0.57
Vested	(35,833)	(0.68)
Forfeited or Canceled	(6,667)	(1.28)
Balance at September 30, 2017	267,501	$0.60

The following table summarizes the Company’s stock option activity for non-vested options for the year ended December 31, 2016:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2015	55,000	$0.86
Granted	10,000	0.88
Vested	(19,999)	(0.86)
Forfeited or Canceled	-	-
Balance at December 31, 2016	45,001	$0.86

Schedule of restricted stock award activity

A summary of the restricted stock award activity for the nine months ended September 30, 2017 is as follows:

Number of Shares

Unvested Outstanding at December 31, 2016	793,333
Granted	20,000
Forfeited	—
Vested	(261,250)
Unvested Outstanding at September 30, 2017	552,083

A summary of the restricted stock award activity for the year ended December 31, 2016 is as follows:

Number of Shares
Unvested Outstanding at December 31, 2015	831,662
Granted	301,020
Forfeited	-
Vested	(339,349)
Unvested Outstanding at December 31, 2016	793,333